Derivative Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Equities futures | Receivables from broker dealers and clearing organizations
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value	$ (10,046)	$ 241
Derivatives Assets, Notional	1,441,389	561,029
Equities futures | Payables to broker dealers and clearing organizations
Fair value of derivative instruments on a gross basis
Derivatives Liabilities, Fair Value		(268)
Derivatives Liabilities, Notional		122,948
Commodity futures | Receivables from broker dealers and clearing organizations
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value	86,901	42,489
Derivatives Assets, Notional	6,668,358	28,823,081
Commodity futures | Payables to broker dealers and clearing organizations
Fair value of derivative instruments on a gross basis
Derivatives Liabilities, Fair Value	90,322	(295)
Derivatives Liabilities, Notional	22,614,981	15,727
Currency futures | Receivables from broker dealers and clearing organizations
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value	13,333	3,180
Derivatives Assets, Notional	2,600,729	2,916,222
Currency futures | Payables to broker dealers and clearing organizations
Fair value of derivative instruments on a gross basis
Derivatives Liabilities, Fair Value	(519)	(3,077)
Derivatives Liabilities, Notional	2,131,257	2,123,341
Treasury futures | Receivables from broker dealers and clearing organizations
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value	(15)	504
Derivatives Assets, Notional	523,513	857,363
Options
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value	190	321
Derivatives Liabilities, Fair Value	214	79
Options | Receivables from broker dealers and clearing organizations
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value	190	321
Derivatives Assets, Notional	17,153	39,802
Options | Financial instruments sold, not yet purchased
Fair value of derivative instruments on a gross basis
Derivatives Liabilities, Fair Value	214	79
Derivatives Liabilities, Notional	17,909	12,913
Currency forwards
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value	361,506	1,629,637
Derivatives Liabilities, Fair Value	373,870	1,645,820
Currency forwards | Financial instruments owned
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value	361,506	1,629,637
Derivatives Assets, Notional	22,576,627	127,021,198
Currency forwards | Financial instruments sold, not yet purchased
Fair value of derivative instruments on a gross basis
Derivatives Liabilities, Fair Value	373,870	1,645,820
Derivatives Liabilities, Notional	24,557,934	125,152,639
Interest rate swaps
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value	424
Derivatives Liabilities, Fair Value	434	12
Interest rate swaps | Financial instruments owned
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value	424
Derivatives Assets, Notional	82,010
Interest rate swaps | Financial instruments sold, not yet purchased
Fair value of derivative instruments on a gross basis
Derivatives Liabilities, Fair Value	434	12
Derivatives Liabilities, Notional	$ 82,010	$ 164,020